Investment Property - Summary of Investment Property (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about investment property [Line Items]
Beginning balance	¥ 7,298
Charge for the year	248	$ 39	¥ 248
Ending balance	7,434	1,174	7,298
Consolidated statements of profit or loss:
Direct operating expenses (including repairs, maintenance and depreciation expense) arising from the rental generating property	(508)	(80)	(571)
Fair value [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	10,149
Ending balance	10,557	1,668	10,149
Cost [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	31,776	5,020	31,323
Translation difference	1,169	185	453
Ending balance	32,944	5,205	31,776
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	24,478	3,867	23,886
Charge for the year	248	39	248
Translation difference	784	125	344
Ending balance	¥ 25,510	$ 4,031	¥ 24,478